Accounts Receivable (Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 QVC Easy-Pay plan	Dec. 31, 2012 QVC Easy-Pay plan	Dec. 31, 2013 Major credit card and other receivables	Dec. 31, 2012 Major credit card and other receivables	Dec. 31, 2013 SG&A	Dec. 31, 2012 SG&A	Dec. 31, 2011 SG&A	Dec. 31, 2013 Minimum QVC Easy-Pay plan installment	Dec. 31, 2013 Maximum QVC Easy-Pay plan installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of installments plan permits for customers											2
Number of monthly installments billed after first installment												5
Finance income from company branded credit card issued by a financial institution								$ 63	$ 65	$ 58
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross		1,194	1,129	915	816	279	313
Less allowance for doubtful accounts	(85)	(83)	(74)
Accounts receivable, net	$ 756	$ 1,111	$ 1,055